RELATED PARTY TRANSACTIONS - Transactions with Golar Partners and Subsidiaries - Narrative (Details) - USD ($)			1 Months Ended			4 Months Ended	12 Months Ended
	Apr. 15, 2021	Mar. 30, 2021	Feb. 29, 2020	Dec. 31, 2019	Nov. 30, 2019	Apr. 15, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Related Party Transaction [Line Items]
Guarantees issued to Golar Partners							$ 19,545,000		$ 0
Dividends received							0	$ 0
Golar Partners
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted									20,000,000
Santander Bank | Tax lease indemnification
Related Party Transaction [Line Items]
GMLP Merger payment	$ 8,600,000
Golar Partners | Tax lease indemnification
Related Party Transaction [Line Items]
Guarantees issued to Golar Partners	11,400,000					$ 11,400,000
GMLP Merger payment	$ 800,000
Golar Partners
Related Party Transaction [Line Items]
Dividends received						500,000	10,500,000	36,800,000
Golar Partners | Hilli LLC
Related Party Transaction [Line Items]
Payments of dividends						$ 7,200,000	19,400,000	17,500,000
Golar Partners | Golar Hilli LLC
Related Party Transaction [Line Items]
Dividends payable				$ 4,500,000			0	4,500,000	$ 0
Golar Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Related party transaction, rate		5.00%
Duration of notice required for contract termination (in days)		120 days
Golar Partners | Ship management fees income
Related Party Transaction [Line Items]
Duration of notice required for contract termination (in days)						30 days
Golar Partners | Loan To Related Party
Related Party Transaction [Line Items]
Receivable with imputed interest, face amount			$ 45,000,000		$ 15,000,000
Proceeds from interest received			$ 300,000	$ 100,000
Golar Partners | Loan To Related Party | LIBOR
Related Party Transaction [Line Items]
Related party transaction, rate			5.00%		5.00%
Golar Partners | Disposal Costs Indemnification
Related Party Transaction [Line Items]
Related party costs						$ 100,000	$ 400,000	$ 2,200,000